Long-Term Debt - Outstanding Warrants (Details) - Common Stock - $ / shares	Oct. 13, 2020	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrants exercised (in shares)	7,656
Exercise price	$ 5.44	$ 5.44